STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		101 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (39,656,975)	$ (14,387,782)	$ (89,557,757)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	13,117	13,836	128,097
Stock-based compensation	1,456,776	722,811	5,127,991
Change in fair value of derivative liability	4,166,454	(2,806,750)	1,724,755
Write-off of intangible assets	0	0	85,125
Warrants issued for services	0	0	480,400
Warrants issued in connection with note conversion	0	0	348,000
Note discount arising from beneficial conversion feature	0	0	475,391
Deferred rent	(4,914)	5,360	7,797
Loss on disposal of assets	0	0	5,357
Noncash interest expense	18,996,553	6,255,996	25,564,067
Changes in operating assets and liabilities
Prepaid expenses and other current assets	117,250	93,432	(86,266)
Security deposit	0	0	(10,455)
Accounts payable	1,388,844	869,993	2,941,998
Accrued expenses	(717,452)	(130,170)	340,419
Due to related party	(2,229)	(56,488)	26,039
Net cash used in operating activities	(14,242,576)	(9,419,762)	(52,399,042)
Cash flows from investing activities
Purchase of property and equipment	0	0	(100,174)
Cash paid for intangible assets	0	0	(85,125)
Proceeds from related party advance	0	0	525,000
Repayment of related party advance	0	0	(525,000)
Net cash used in investing activities	0	0	(185,299)
Cash flows from financing activities
Proceeds from issuance of common stock to founders	0	0	5,000
Proceeds from issuance of preferred stock in private placement, net	0	0	13,974,230
Proceeds from issuance of units in private placement, net	19,425,340	0	37,115,377
Deferred financing fees paid	0	(1,172,345)	(1,217,345)
Proceeds from issuance of notes payable	0	0	1,000,000
Repayment of notes payable	0	0	(1,000,000)
Proceeds from issuance of convertible notes payable	0	0	3,967,000
Proceeds from issuance of convertible debentures payable	0	14,857,200	14,857,200
Proceeds from issuance of warrants	10,648,002	0	10,648,002
Proceeds from exercise of stock options	0	0	9,080
Net cash provided by financing activities	30,073,342	13,684,855	79,358,544
Net increase in cash and cash equivalents	15,830,766	4,265,093	26,774,203
Cash and cash equivalents at beginning of period	10,943,437	6,678,344	0
Cash and cash equivalents at end of period	26,774,203	10,943,437	26,774,203
Supplemental schedule of cash flows information:
Cash paid for interest	157,284	105,034	342,318
Supplemental schedule of non-cash investing and financing activities:
Conversion of debentures into common stock	14,293	0	14,293
Conversion of notes payable and interest to common stock	0	0	4,278,518
Common shares of Laurier issued in reverse merger transaction	0	0	110
Issuance of common shares in lieu of liquidated damages	913,510	0	913,510
Issuance of common shares in lieu of accrued and additional interest	2,016,804	0	2,016,804
Issuance of warrants in connection with private placement of convertible preferred units	0	0	3,340,421
Issuance of warrants in connection with private placement of convertible debentures	0	12,973,055	12,973,055
Issuance of common stock pursuant to placement agent agreement	0	43,500	43,500
Preferred stock dividends settled in common stock	$ 0	$ 0	$ 319,074